TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current:
Federal
State
Total Current
Deferred:
Federal	(673,020)
State	(177,643)
Total Deferred	(850,663)
Valuation Allowance	850,663
Total Income tax expense	0	0
Pre-tax Loss	$ (9,390,353)	$ (2,233,384)
Effective Income Tax Rate	0.00%	0.00%